                                             --------------------------------
                                                       OMB APPROVAL
                                             --------------------------------
                                                  OMB Number: 3235-006
                                               Expires: February 28, 1994
         UNITED STATES                         Estimated average burden
 SECURITIES AND EXCHANGE COMMISSION            hours per form . . . . . . 24.60
       WASHINGTON, D.C.  20549                 --------------------------------

                                               -----------------------
                                                    SEC USE ONLY
            FORM 13F                           -----------------------

                                               -----------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2002.
                                                      -------------------

-------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
-------------------------------------------------------------------------------

If amended report check here:    [   ]
Todd Investment Advisors,  Inc.

-----------------------------------------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager
3160 National City Tower, 101 South Fifth Street,                Louisville,                 KY                40202
-----------------------------------------------------------------------------------------------------------------------------------
Business Address                         (Street)                  (City)                (State)            (Zip)
Bosworth M. Todd          (502) 585-3121          Chairman
-----------------------------------------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION
-------------------------------------------------------------------------------
 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
             VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
-------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed
on its behalf in the City of      Louisville    and State of        Kentucky
                                ---------------                 ---------------
on the  6th          day of           November          , 20 02 .
      -------------         ----------------------------    ----

                              TODD INVESTMENT ADVISORS,  INC.
                              -------------------------------------------------
                                  (Name of Institutional Investment Manager)


                                            Bosworth M. Todd
                              -------------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.


Name:                                        13f file No.:         Name:                                       13f file No.:
-----------------------------------------------------------------  ----------------------------------------------------------------
1.  Todd Investment Advisors, Inc.            28-834               6.
-----------------------------------------------------------------  ----------------------------------------------------------------
2.                                                                 7.
-----------------------------------------------------------------  ----------------------------------------------------------------
3.                                                                 8.
-----------------------------------------------------------------  ----------------------------------------------------------------
4.                                                                 9.
-----------------------------------------------------------------  ----------------------------------------------------------------
5.                                                                 10.
-----------------------------------------------------------------  ----------------------------------------------------------------


FORM 13F SUMMARY PAGE


REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                           0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                                    151
FORM 13F INFORMATION TABLE VALUE TOTAL:                                1504362


LIST OF OTHER INCLUDED MANAGERS:
NO.                                   13F FILE NUMBER                      NAME


                                                                FORM 13F

                                         Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------


                                                        Item 2:                                      Item 4:           Item 5:
                       Item 1:                           Title            Item 3:                     Fair            Shares of
                    Name of Issuer                        of               CUSIP                     Market           Principal
                                                         Class            Number                     Value             Amount
-----------------------------------------------------------------------------------------------------------------------------------
3M CO                                                                    88579Y101                     1264             11492
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                                                              002824100                     1098             27190
-----------------------------------------------------------------------------------------------------------------------------------
AEGON N V                                                                007924103                      163             17286
-----------------------------------------------------------------------------------------------------------------------------------
AFLAC INC                                                                001055102                      494             16100
-----------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES INC                                                 00846U101                     3571            273411
-----------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                                                                013817101                      363             18800
-----------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP                                                            020002101                     1273             35800
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELEC PWR INC                                                    025537101                      658             23080
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO                                                      025816109                      578             18544
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC                                                  026874107                    10863            198593
-----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                                                       032511107                      512             11500
-----------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC                                                   035229103                    12553            248085
-----------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC                                                      00184A105                      236             20152
-----------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC                                                        038222105                     6923            599420
-----------------------------------------------------------------------------------------------------------------------------------
ARCHSTONE SMITH TR                                                       039583109                     3964            166000
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSIN                                                 053015103                    12432            357550
-----------------------------------------------------------------------------------------------------------------------------------
AVON PRODS INC                                                           054303102                     1277             27700
-----------------------------------------------------------------------------------------------------------------------------------




                                         FORM 13F                                           (SEC USE ONLY)

           Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------

                                                      Item 6:                                          Item 8:
                                            Investment Discretion                            Voting Authority (Shares)
                          ------------------------------------------------              ---------------------------------

                                       (b) Shared-                          Item 7:
                         (a) Sole      As Defined       (c) Shared-        Managers     (a) Sole   (b) Shared    (c) None
                                       in Inst. V          Other          See Inst.V
--------------------------------------------------------------------------------------------------------------------------
3M CO                                                                                      7100                      4392
--------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                                                                                5890                     21300
--------------------------------------------------------------------------------------------------------------------------
AEGON N V                                                                                     0                     17286
--------------------------------------------------------------------------------------------------------------------------
AFLAC INC                                                                                 16100                         0
--------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES INC                                                                      0                     273411
--------------------------------------------------------------------------------------------------------------------------
ALCOA INC                                                                                 18800                          0
--------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP                                                                             35800                          0
--------------------------------------------------------------------------------------------------------------------------
AMERICAN ELEC PWR INC                                                                     23080                          0
--------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO                                                                       18544                          0
--------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC                                                                   46777                     151816
--------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                                                                        11500                          0
--------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC                                                                   227905                      20180
--------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC                                                                       20152                          0
--------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC                                                                        273810                     325610
--------------------------------------------------------------------------------------------------------------------------
ARCHSTONE SMITH TR                                                                       149450                      16550
--------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSIN                                                                   5900                     351650
--------------------------------------------------------------------------------------------------------------------------
AVON PRODS INC                                                                            16900                      10800
--------------------------------------------------------------------------------------------------------------------------



                                                                FORM 13F

                                         Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------


                                                        Item 2:                                      Item 4:           Item 5:
                       Item 1:                           Title            Item 3:                     Fair            Shares of
                    Name of Issuer                        of               CUSIP                     Market           Principal
                                                         Class            Number                     Value             Amount
-----------------------------------------------------------------------------------------------------------------------------------

BANK OF AMERICA CORP                                                     060505104                    75043           1176225
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     133265
-----------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                                                            06423A103                    16320            436359
-----------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC                                                          071813109                      235              7700
-----------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP                                                           079860102                      867             47218
-----------------------------------------------------------------------------------------------------------------------------------
BLOCK H & R INC                                                          093671105                    47221           1124050
-----------------------------------------------------------------------------------------------------------------------------------
BOEING CO                                                                097023105                      549             16100
-----------------------------------------------------------------------------------------------------------------------------------
BOURBON BANCSHARES INC                                                   10180P105                      202              8400
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                   055622104                    29426            737499
-----------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO                                                  110122108                    18179            763831
-----------------------------------------------------------------------------------------------------------------------------------
BROWN FORMAN CL B                                                        115637209                      449              6700
-----------------------------------------------------------------------------------------------------------------------------------
BURLINGTON RES INC                                                       122014103                      816             21284
-----------------------------------------------------------------------------------------------------------------------------------
CAMPBELL SOUP CO                                                         134429109                      340             15400
-----------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC                                                      14149Y108                    24540            394526
-----------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                                                             151313103                      119             11100
-----------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP                                                       166764100                    22667            327325
-----------------------------------------------------------------------------------------------------------------------------------
CHUBB CORP                                                               171232101                      620             11300
-----------------------------------------------------------------------------------------------------------------------------------



                                         FORM 13F                                           (SEC USE ONLY)

           Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------

                                                      Item 6:                                          Item 8:
                                            Investment Discretion                            Voting Authority (Shares)
                          ------------------------------------------------              ---------------------------------

                                       (b) Shared-                          Item 7:
                         (a) Sole      As Defined       (c) Shared-        Managers     (a) Sole   (b) Shared    (c) None
                                       in Inst. V          Other          See Inst.V
--------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP                                                                      299275                    876950
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                                                                              24646                    411713
--------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC                                                                             1100                      6600
--------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP                                                                             16800                     30418
--------------------------------------------------------------------------------------------------------------------------
BLOCK H & R INC                                                                           298600                    825450
--------------------------------------------------------------------------------------------------------------------------
BOEING CO                                                                                  16100                         0
--------------------------------------------------------------------------------------------------------------------------
BOURBON BANCSHARES INC                                                                      8400                         0
--------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                    319773                    417726
--------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO                                                                   205622                    558209
--------------------------------------------------------------------------------------------------------------------------
BROWN FORMAN CL B                                                                           1000                      5700
--------------------------------------------------------------------------------------------------------------------------
BURLINGTON RES INC                                                                         21284                         0
--------------------------------------------------------------------------------------------------------------------------
CAMPBELL SOUP CO                                                                           15400                         0
--------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC                                                                       170564                    223962
--------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                                                                               11100                         0
--------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP                                                                        126815                    200510
--------------------------------------------------------------------------------------------------------------------------
CHUBB CORP                                                                                 11300                         0
--------------------------------------------------------------------------------------------------------------------------



                                                                FORM 13F

                                         Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------


                                                        Item 2:                                      Item 4:           Item 5:
                       Item 1:                           Title            Item 3:                     Fair            Shares of
                    Name of Issuer                        of               CUSIP                     Market           Principal
                                                         Class            Number                     Value             Amount
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP                                                               125509109                      693              9800
----------------------------------------------------------------------------------------------------------------------------------
CINCINNATI FINL CORP                                                     172062101                      331              9300
----------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                                                            17275R102                    10251            978156
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     173825
----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                                                            172967101                    26820            904548
----------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                                                             191216100                     9925            206941
----------------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE CO                                                     194162103                      480              8900
----------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC                                                  204912109                     4183            435750
----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES CORP                                                   205363104                    18027            648670
----------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC                                                          206197105                    19600           1234235
----------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                                                           20825C104                    49840           1077844
----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                                                              208464107                        1             10000
----------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL                                                  247361108                     2751            296100
----------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                                                           254687106                     1049             69300
----------------------------------------------------------------------------------------------------------------------------------
DOMINION RES INC VA NEW                                                  25746U109                    16049            316364
----------------------------------------------------------------------------------------------------------------------------------
DOVER CORP                                                               260003108                      343             13500
----------------------------------------------------------------------------------------------------------------------------------
DOW CHEM CO                                                              260543103                    15940            583657
----------------------------------------------------------------------------------------------------------------------------------



                                         FORM 13F                                           (SEC USE ONLY)

           Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------

                                                      Item 6:                                          Item 8:
                                            Investment Discretion                            Voting Authority (Shares)
                          ------------------------------------------------              ---------------------------------

                                       (b) Shared-                          Item 7:
                         (a) Sole      As Defined       (c) Shared-        Managers     (a) Sole   (b) Shared    (c) None
                                       in Inst. V          Other          See Inst.V
--------------------------------------------------------------------------------------------------------------------------
CIGNA CORP                                                                                 9800                        0
------------------------------------------------------------------------------------------------------------------------
CINCINNATI FINL CORP                                                                        200                     9100
------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                                                                            394956                   583200
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                                                                            297482                   607066
------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                                                                              39165                   167776
------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE CO                                                                       3500                     5400
------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC                                                                       0                   435750
------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES CORP                                                                   153295                   495375
------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC                                                                          303285                   930950
------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                                                                           233391                   844453
------------------------------------------------------------------------------------------------------------------------
CONSECO INC                                                                                   0                    10000
------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL                                                                   27650                   268450
------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                                                                            56200                    13100
------------------------------------------------------------------------------------------------------------------------
DOMINION RES INC VA NEW                                                                   69814                   246550
------------------------------------------------------------------------------------------------------------------------
DOVER CORP                                                                                 4000                     9500
------------------------------------------------------------------------------------------------------------------------
DOW CHEM CO                                                                              252330                   331327
------------------------------------------------------------------------------------------------------------------------



                                                                FORM 13F

                                         Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------


                                                        Item 2:                                      Item 4:           Item 5:
                       Item 1:                           Title            Item 3:                     Fair            Shares of
                    Name of Issuer                        of               CUSIP                     Market           Principal
                                                         Class            Number                     Value             Amount
-----------------------------------------------------------------------------------------------------------------------------------
DU PONT E I DE NEMOURS &                                                 263534109                      910             25242
-----------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP                                                         264399106                    25644           1311688
-----------------------------------------------------------------------------------------------------------------------------------
DUKE REALTY CORP                                                         264411505                     2771            112570
-----------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                                                             28336L109                     6237            754134
-----------------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC CO                                                          291011104                    27040            615390
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     227610
-----------------------------------------------------------------------------------------------------------------------------------
ENGELHARD CORP                                                           292845104                     7247            304100
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY OFFICE PROPERTIES                                                 294741103                     5891            228155
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL                                                       29476L107                     2744            114625
-----------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP                                                         30231G102                    35619           1116598
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP                                                 313400301                      243              4350
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN                                                    313586109                    27676            464833
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL REALTY INVT TR                                                   313747206                     4455            165000
-----------------------------------------------------------------------------------------------------------------------------------
FIRST INDUSTRIAL REALTY                                                  32054K103                     3953            127545
-----------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL CORP                                                    339030108                     6231            306483
-----------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD                                                     Y2573F102                     2051            294183
-----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                                                          345370860                     7166            731234
-----------------------------------------------------------------------------------------------------------------------------------



                                         FORM 13F                                           (SEC USE ONLY)

           Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------

                                                      Item 6:                                          Item 8:
                                            Investment Discretion                            Voting Authority (Shares)
                          ------------------------------------------------              ---------------------------------

                                       (b) Shared-                          Item 7:
                         (a) Sole      As Defined       (c) Shared-        Managers     (a) Sole   (b) Shared    (c) None
                                       in Inst. V          Other          See Inst.V
--------------------------------------------------------------------------------------------------------------------------
DU PONT E I DE NEMOURS &                                                                   21300                      3942
--------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP                                                                          346840                    964848
--------------------------------------------------------------------------------------------------------------------------
DUKE REALTY CORP                                                                           87920                     24650
--------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                                                                              211259                    542875
--------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC CO                                                                           173615                    441775
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
ENGELHARD CORP                                                                             30500                    273600
--------------------------------------------------------------------------------------------------------------------------
EQUITY OFFICE PROPERTIES                                                                  200320                     27835
--------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL                                                                         99625                     15000
--------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP                                                                          114598                   1002000
--------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP                                                                    1500                      2850
--------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN                                                                     144483                    320350
--------------------------------------------------------------------------------------------------------------------------
FEDERAL REALTY INVT TR                                                                         0                    165000
--------------------------------------------------------------------------------------------------------------------------
FIRST INDUSTRIAL REALTY                                                                   109895                     17650
--------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL CORP                                                                     291383                     15100
--------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD                                                                      270095                     24088
--------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                                                                           305278                    425956
--------------------------------------------------------------------------------------------------------------------------



                                                                FORM 13F

                                         Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------


                                                        Item 2:                                      Item 4:           Item 5:
                       Item 1:                           Title            Item 3:                     Fair            Shares of
                    Name of Issuer                        of               CUSIP                     Market           Principal
                                                         Class            Number                     Value             Amount
-----------------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC                                                            302571104                      592             11000
-----------------------------------------------------------------------------------------------------------------------------------
GANNETT INC                                                              364730101                    15548            215400
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                                                          369604103                    47392           1922602
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP                                                        370442105                     1152             29610
-----------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO                                                              375766102                     1069             36100
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD FINL SVCS GROUP                                                 416515104                      533             13002
-----------------------------------------------------------------------------------------------------------------------------------
HEINZ H J CO                                                             423074103                    10081            302100
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     179643
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO                                                       428236103                     6213            532425
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                                                           437076102                    19367            742026
-----------------------------------------------------------------------------------------------------------------------------------
HONDA MOTOR LTD                                                          438128308                      436             21930
-----------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                                                       438516106                     2011             92830
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC                                                       441815107                    12249            432665
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS TOOL WKS INC                                                    452308109                      332              5700
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                                                               458140100                    17162           1235534
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS M                                                 459200101                     1838             31516
-----------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO                                                            460146103                     6435            192714
-----------------------------------------------------------------------------------------------------------------------------------



                                         FORM 13F                                           (SEC USE ONLY)

           Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------

                                                      Item 6:                                          Item 8:
                                            Investment Discretion                            Voting Authority (Shares)
                          ------------------------------------------------              ---------------------------------

                                       (b) Shared-                          Item 7:
                         (a) Sole      As Defined       (c) Shared-        Managers     (a) Sole   (b) Shared    (c) None
                                       in Inst. V          Other          See Inst.V
--------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC                                                                             11000                         0
-------------------------------------------------------------------------------------------------------------------------
GANNETT INC                                                                                4400                    211000
-------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                                                                          517405                   1405197
-------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP                                                                         29400                       210
-------------------------------------------------------------------------------------------------------------------------
GILLETTE CO                                                                               33700                      2400
-------------------------------------------------------------------------------------------------------------------------
HARTFORD FINL SVCS GROUP                                                                  12500                       502
-------------------------------------------------------------------------------------------------------------------------
HEINZ H J CO                                                                              16900                    285200
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO                                                                        94500                    437925
-------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                                                                           175496                    566530
-------------------------------------------------------------------------------------------------------------------------
HONDA MOTOR LTD                                                                           21930                         0
-------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                                                                        65400                     27430
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC                                                                       174765                    257900
-------------------------------------------------------------------------------------------------------------------------
ILLINOIS TOOL WKS INC                                                                      5700                         0
-------------------------------------------------------------------------------------------------------------------------
INTEL CORP                                                                               241309                    994225
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS M                                                                  23500                      8016
-------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO                                                                             37714                    155000
-------------------------------------------------------------------------------------------------------------------------



                                                                FORM 13F

                                         Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------


                                                        Item 2:                                      Item 4:           Item 5:
                       Item 1:                           Title            Item 3:                     Fair            Shares of
                    Name of Issuer                        of               CUSIP                     Market           Principal
                                                         Class            Number                     Value             Amount
-----------------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO                                                    46625H100                     1681             88535
-----------------------------------------------------------------------------------------------------------------------------------
JEFFERSON PILOT CORP                                                     475070108                     7510            187272
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                                                        478160104                    22118            408994
-----------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP                                                          492386107                    18950            436232
-----------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                                                              493267108                      225              9000
-----------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                                                             49337W100                    19052            568724
-----------------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK CORP                                                      494368103                    65104           1149429
-----------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS INC                                                    524908100                      397              8100
-----------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL CL A                                                        529771107                      748             15925
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     201828
-----------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                                                           532457108                      570             10300
-----------------------------------------------------------------------------------------------------------------------------------
LIMITED BRANDS INC                                                       532716107                      288             20100
-----------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC                                                  549463107                        9             12000
-----------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP                                                      554489104                     2437             75855
-----------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN COS INC                                                 571748102                      354              8500
-----------------------------------------------------------------------------------------------------------------------------------
MBIA INC                                                                 55262C100                     6417            160631
-----------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                                                                55262L100                    40549           2206170
-----------------------------------------------------------------------------------------------------------------------------------



                                         FORM 13F                                           (SEC USE ONLY)

           Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------

                                                      Item 6:                                          Item 8:
                                            Investment Discretion                            Voting Authority (Shares)
                          ------------------------------------------------              ---------------------------------

                                       (b) Shared-                          Item 7:
                         (a) Sole      As Defined       (c) Shared-        Managers     (a) Sole   (b) Shared    (c) None
                                       in Inst. V          Other          See Inst.V
--------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO                                                                     80835                         7700
----------------------------------------------------------------------------------------------------------------------------
JEFFERSON PILOT CORP                                                                      33505                       153767
----------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                                                                         29850                       379144
----------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP                                                                          115082                       321150
----------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                                                                                   0                         9000
----------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                                                                             150474                       418250
----------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK CORP                                                                      298709                       850720
----------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS INC                                                                      8100                            0
----------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL CL A                                                                         14425                         1500
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                                                                             6750                         3550
----------------------------------------------------------------------------------------------------------------------------
LIMITED BRANDS INC                                                                        20100                            0
----------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC                                                                       0                        12000
----------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP                                                                       72905                         2950
----------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN COS INC                                                                    500                         8000
----------------------------------------------------------------------------------------------------------------------------
MBIA INC                                                                                  26369                       134262
----------------------------------------------------------------------------------------------------------------------------
MBNA CORP                                                                                585685                      1620485
----------------------------------------------------------------------------------------------------------------------------



                                                                FORM 13F

                                         Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------


                                                        Item 2:                                      Item 4:           Item 5:
                       Item 1:                           Title            Item 3:                     Fair            Shares of
                    Name of Issuer                        of               CUSIP                     Market           Principal
                                                         Class            Number                     Value             Amount
-----------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                                                           580135101                    12906            730824
-----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                                                            58155Q103                    10558            372680
-----------------------------------------------------------------------------------------------------------------------------------
MELLON FINL CORP                                                         58551A108                      496             19126
-----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                                                           589331107                    32693            715223
-----------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC                                                   590188108                      224              6800
-----------------------------------------------------------------------------------------------------------------------------------
MGIC INVT CORP WIS                                                       552848103                    11521            282180
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                                                           594918104                    57900           1323733
-----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC                                                             620076109                      592             58200
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP                                                       635405103                     2048             71798
-----------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP                                                    655844108                      202              9983
-----------------------------------------------------------------------------------------------------------------------------------
NORTHROP GRUMMAN CORP                                                    666807102                      980              7900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     180744
-----------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                                                              68389X105                      650             82662
-----------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                                                              713448108                      467             12640
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                                                               717081103                    22905            789277
-----------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC                                                    718154107                      806             20785
-----------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC                                                  693475105                     5515            130784
-----------------------------------------------------------------------------------------------------------------------------------



                                         FORM 13F                                           (SEC USE ONLY)

           Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------

                                                      Item 6:                                          Item 8:
                                            Investment Discretion                            Voting Authority (Shares)
                          ------------------------------------------------              ---------------------------------

                                       (b) Shared-                          Item 7:
                         (a) Sole      As Defined       (c) Shared-        Managers     (a) Sole   (b) Shared    (c) None
                                       in Inst. V          Other          See Inst.V
--------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                                                                           225024                       505800
----------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                                                                            173180                       199500
----------------------------------------------------------------------------------------------------------------------------
MELLON FINL CORP                                                                           1000                        18126
----------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                                                                           221650                       493573
----------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC                                                                     6000                          800
----------------------------------------------------------------------------------------------------------------------------
MGIC INVT CORP WIS                                                                       164230                       117950
----------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                                                                           391393                       932340
----------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC                                                                              56100                         2100
----------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP                                                                         6700                        65098
----------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP                                                                       400                         9583
----------------------------------------------------------------------------------------------------------------------------
NORTHROP GRUMMAN CORP                                                                      7900                            0
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                                                                               74962                         7700
----------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                                                                               12340                          300
----------------------------------------------------------------------------------------------------------------------------
PFIZER INC                                                                               135227                       654050
----------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC                                                                     17935                         2850
----------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC                                                                  120605                        10179
----------------------------------------------------------------------------------------------------------------------------



                                                                FORM 13F

                                         Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------


                                                        Item 2:                                      Item 4:           Item 5:
                       Item 1:                           Title            Item 3:                     Fair            Shares of
                    Name of Issuer                        of               CUSIP                     Market           Principal
                                                         Class            Number                     Value             Amount
-----------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO                                                      742718109                     3159             35348
-----------------------------------------------------------------------------------------------------------------------------------
PROGRESS ENERGY INC                                                      743263105                      347              8500
-----------------------------------------------------------------------------------------------------------------------------------
RAYTHEON CO                                                              755111507                     7763            264945
-----------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL CORP                                                        758940100                    14291            437450
-----------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETE CO                                                      780257804                     5582            138964
-----------------------------------------------------------------------------------------------------------------------------------
S Y BANCORP INC                                                          785060104                      574             16529
-----------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                                                              786514208                    11973            536895
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                                                            803111103                     1293             70690
-----------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC                                                   78387G103                    29132           1449354
-----------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP                                                     806605101                     1205             56540
-----------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                                                         806857108                     4761            123785
-----------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO                                                       812387108                      757             19400
-----------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC NEW                                                 828806109                     3535             98940
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     114715
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                                                              842587107                      950             33000
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                                                              852061100                     1289            141350
-----------------------------------------------------------------------------------------------------------------------------------
STATE STR CORP                                                           857477103                      386             10000
-----------------------------------------------------------------------------------------------------------------------------------



                                         FORM 13F                                           (SEC USE ONLY)

           Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------

                                                      Item 6:                                          Item 8:
                                            Investment Discretion                            Voting Authority (Shares)
                          ------------------------------------------------              ---------------------------------

                                       (b) Shared-                          Item 7:
                         (a) Sole      As Defined       (c) Shared-        Managers     (a) Sole   (b) Shared    (c) None
                                       in Inst. V          Other          See Inst.V
--------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO                                                                        21400                       13948
----------------------------------------------------------------------------------------------------------------------------
PROGRESS ENERGY INC                                                                         8500                           0
----------------------------------------------------------------------------------------------------------------------------
RAYTHEON CO                                                                                 6245                      258700
----------------------------------------------------------------------------------------------------------------------------
REGIONS FINL CORP                                                                            450                      437000
----------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETE CO                                                                         4000                      134964
----------------------------------------------------------------------------------------------------------------------------
S Y BANCORP INC                                                                                0                       16529
----------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                                                                               199770                      337125
----------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                                                                              38520                       32170
----------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC                                                                    388880                     1060474
----------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP                                                                       32640                       23900
----------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                                                                           20360                      103425
----------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO                                                                         19400                           0
----------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC NEW                                                                   85490                       13450
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                                                                                22200                       10800
----------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                                                                               133144                        8206
----------------------------------------------------------------------------------------------------------------------------
STATE STR CORP                                                                                 0                       10000
----------------------------------------------------------------------------------------------------------------------------



                                                                FORM 13F

                                         Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------


                                                        Item 2:                                      Item 4:           Item 5:
                       Item 1:                           Title            Item 3:                     Fair            Shares of
                    Name of Issuer                        of               CUSIP                     Market           Principal
                                                         Class            Number                     Value             Amount
-----------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA SYS INC                                                     867363103                    17073            877780
-----------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                                                              87612E106                    50248           1702166
-----------------------------------------------------------------------------------------------------------------------------------
TECO ENERGY INC                                                          872375100                    10545            664025
-----------------------------------------------------------------------------------------------------------------------------------
TEE COMM ELECTRS INC                                                     87900H100                        0             10000
-----------------------------------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS CL A                                                  89420G109                      352             26690
-----------------------------------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS CL B                                                  89420G406                      837             61861
-----------------------------------------------------------------------------------------------------------------------------------
TRIBUNE CO NEW                                                           896047107                      443             10600
-----------------------------------------------------------------------------------------------------------------------------------
TUPPERWARE CORP                                                          899896104                      238             14300
-----------------------------------------------------------------------------------------------------------------------------------
TXU CORP                                                                 873168108                      565             13550
-----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                                                           907818108                    11738            202834
-----------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP                                                 913017109                    49362            873827
-----------------------------------------------------------------------------------------------------------------------------------
UNOCAL CORP                                                              915289102                    16534            526735
-----------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                                                           902973304                      742             39918
-----------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS                                                   92343V104                    39764           1449129
-----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW                                                    929903102                    31763            971650
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     232829
-----------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC                                                      931142103                     1433             29095
-----------------------------------------------------------------------------------------------------------------------------------



                                         FORM 13F                                           (SEC USE ONLY)

           Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------

                                                      Item 6:                                          Item 8:
                                            Investment Discretion                            Voting Authority (Shares)
                          ------------------------------------------------              ---------------------------------

                                       (b) Shared-                          Item 7:
                         (a) Sole      As Defined       (c) Shared-        Managers     (a) Sole   (b) Shared    (c) None
                                       in Inst. V          Other          See Inst.V
--------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA SYS INC                                                                     256630                       621150
----------------------------------------------------------------------------------------------------------------------------
TARGET CORP                                                                              417916                      1284250
----------------------------------------------------------------------------------------------------------------------------
TECO ENERGY INC                                                                          240100                       423925
----------------------------------------------------------------------------------------------------------------------------
TEE COMM ELECTRS INC                                                                          0                        10000
----------------------------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS CL A                                                                    1168                        25522
----------------------------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS CL B                                                                    9429                        52432
----------------------------------------------------------------------------------------------------------------------------
TRIBUNE CO NEW                                                                            10600                            0
----------------------------------------------------------------------------------------------------------------------------
TUPPERWARE CORP                                                                            1300                        13000
----------------------------------------------------------------------------------------------------------------------------
TXU CORP                                                                                  13550                            0
----------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                                                                            71934                       130900
----------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP                                                                 241727                       632100
----------------------------------------------------------------------------------------------------------------------------
UNOCAL CORP                                                                              138085                       388650
----------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                                                                            26400                        13518
----------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS                                                                   397178                      1051951
----------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW                                                                    175470                       796180
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC                                                                       13095                        16000
----------------------------------------------------------------------------------------------------------------------------



                                                                FORM 13F

                                         Name of Reporting Manager Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------


                                                        Item 2:                                      Item 4:           Item 5:
                       Item 1:                           Title            Item 3:                     Fair            Shares of
                    Name of Issuer                        of               CUSIP                     Market           Principal
                                                         Class            Number                     Value             Amount
-----------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                                                              931422109                      562             18260
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC                                                       939322103                     1787             56800
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH NETWORK                                                 94973H108                    54629            745285
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW                                                     949746101                      578             12000
-----------------------------------------------------------------------------------------------------------------------------------
WYETH                                                                    983024100                      441             13880
-----------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC                                                          98389B100                      473             50800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      59903
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    1504362
-----------------------------------------------------------------------------------------------------------------------------------



                                         FORM 13F                                           (SEC USE ONLY)

           Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------

                                                      Item 6:                                          Item 8:
                                            Investment Discretion                            Voting Authority (Shares)
                          ------------------------------------------------              ---------------------------------

                                       (b) Shared-                          Item 7:
                         (a) Sole      As Defined       (c) Shared-        Managers     (a) Sole   (b) Shared    (c) None
                                       in Inst. V          Other          See Inst.V
--------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                                                                                 4600                       13660
----------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC                                                                         55200                        1600
----------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH NETWORK                                                                  181935                      563350
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW                                                                       12000                           0
----------------------------------------------------------------------------------------------------------------------------
WYETH                                                                                       2300                       11580
----------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC                                                                            50800                           0
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
